Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Effective tax rate from continuing operations	13.60%	52.40%	(554.90%)
Net unrealized built in loss, recognition period	5 years
Annual limitation net operating loss	$ 1,700,000
Federal net operating loss carryforwards	49,419,000
State net operating loss carryforwards	91,926,000
Company's alternative minimum tax credit carryforward	779,000	779,000
Expiration date of federal and state operating loss carryforwards	2020
Net deferred tax assets	106,538,000	103,881,000
Future taxable income and reversed the valuation allowance			86,533,000
Cumulative pre tax income rolling period			3 years
Cumulative pre - tax income , Period	3 years
Unrecognized tax benefits	167,000	2,763,000	2,678,000	2,526,000
Income tax (benefit) expense	(1,407,000)	6,104,000	(80,904,000)
Portion of deferred tax assets related to previously unrecognized tax benefits	2,429,000	47,000
SV Holdco, LLC [Member]
Income Taxes [Line Items]
Income tax (benefit) expense	(2,639,000)
Portion of deferred tax assets related to previously unrecognized tax benefits	2,453,000
Muvico Entertainment, L.L.C [Member]
Income Taxes [Line Items]
Deferred tax asset	3,441,000
Digiplex [Member]
Income Taxes [Line Items]
Deferred tax asset	$ 9,776,000